File Nos. 33-49014
811-7044
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[__]
Post-Effective Amendment No. 18		[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No. 20		[X]
(Check appropriate box or boxes.)
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(Exact Name of Registrant as Specified in Charter)
c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)
Registrant's Telephone Number, including Area Code: (212) 922-6000
Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)

___ immediately upon filing pursuant to paragraph (b)

X on May 1, 2006 pursuant to paragraph (b)

___ 60 days after filing pursuant to paragraph (a)(1)

___ on _________ pursuant to paragraph (a)(1)

___ 75 days after filing pursuant to paragraph (a)(2)

___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Dreyfus Socially Responsible Growth Fund, Inc.
Investing in large-cap stocks that meet certain financial as well as social criteria

PROSPECTUS May 1, 2006

Contents

The Fund

Goal/Approach	1
Main Risks	3
Past Performance	5
Expenses	6

Management	7

Financial Highlights	9
Account Information

Account Policies	11
Distributions and Taxes	14
Exchange Privilege	14
For More Information

See back cover.

Fund shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies). Individuals may not purchase shares directly from, or place sell orders directly with, the fund.The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the fund assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders (collectively, policyowners).The board of directors will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The fund currently offers two classes of shares: Initial shares and Service shares. Policyowners should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of fund shares may be purchased by the separate account.

While the fund's investment objectives and policies may be similar to those of other funds managed by the investment adviser, the fund's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

The Dreyfus Socially Responsible
Growth Fund, Inc.

The Fund

GOAL/APPROACH

The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards determined as described below and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

The fund's investment strategy combines a disciplined investment process that consists of computer modeling techniques, fundamental analysis and risk management with a social investment process. In selecting stocks, the portfolio managers begin by using computer models to identify and rank stocks within an industry or sector, based on several characteristics, including:

  value, or how a stock is priced relative to its per ceived intrinsic worth growth, in this case the sustainability or growth of earnings financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the portfolio managers designate the most attractive of the higher ranked securities as potential purchase candidates, drawing on a variety of sources, including company management and internal as well as Wall Street research.

The portfolio managers manage risk by diversifying across companies, industries and sectors, seeking to dilute the potential adverse impact from a decline in value of any one stock, industry or sector.

The portfolio managers then evaluate each stock considered to be a potential purchase candidate, by industry or sector, to determine whether the company enhances the quality of life in America by considering its record in the areas of:

  protection and improvement of the environment and the proper use of our natural resources occupational health and safety
  consumer protection and product purity
  equal employment opportunity

Consistent with its consumer protection screen, the fund will not purchase shares in a company that manufactures tobacco products.

If the portfolio managers determine that a company fails to meet the fund's social criteria, the stock will not be purchased, or if it is already owned, it will be sold as soon as reasonably possible, consistent with the best interests of the fund. If the portfolio managers' assessment does not reveal a negative pattern of conduct in these social areas, the company's stock is eligible for purchase or retention.

Concepts to understand

Social screening: The portfolio managers use publicly available information, including reports prepared by "watchdog" groups and governmental agencies, as well as information obtained from research vendors, the media and the companies themselves, to assist them in the social screening process. Because there are few generally accepted standards for the portfolio managers to use in the evaluation, the portfolio managers will determine which research tools to use. The portfolio managers do not currently examine:

  corporate activities outside the U.S.
  nonbusiness activities
  secondary implications of corporate activities (such as the activities of a client or customer of the company being evaluated)

The Fund 1

GOAL/APPROACH (continued)

The portfolio managers then further examine the companies determined to be eligible for purchase, by industry or sector, and select investments from those companies the portfolio managers consider to be the most attractive based on financial considerations. If there is more than one company to choose from, the portfolio managers can select stocks of companies that they consider to have records that exhibit positive accomplishments in the fund's areas of social concern.

The fund normally focuses on large-cap growth stocks.The portfolio managers may emphasize different types of growth-oriented stocks (such as those with pure growth characteristics or those that also have favorable value characteristics) and different market capitalizations within the large-capitalization range (such as mega cap or the low end of the large-capitalization range) as market conditions warrant.The fund also may invest in value-oriented stocks, mid-cap stocks and small-cap stocks. The fund also may invest in common stocks of foreign companies whose U.S. operations are evaluated in accordance with the social screens set forth above.

The fund also typically sells a stock when the portfolio managers believe there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.

Concepts to understand

Growth companies: companies whose revenues and/or earnings are expected to grow faster than the overall market. Often, growth stocks pay little or no dividends, have relatively higher price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

2

MAIN RISKS

The fund's principal risks are discussed below. The value of a shareholder's investment in the fund will fluctuate, sometimes dramatically, which means shareholders could lose money.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.
  Social investment risk. The fund's socially responsible investment criteria may limit the number of investment opportunities available to the fund, and as a result, at times the fund may produce more modest gains than funds that are not subject to such special investment considerations.
  Small and midsize company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.
  Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earn ings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.
  Value stock risk. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock's intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price even though in theory they are already undervalued.
  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.
  Foreign investment risk. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

The Fund 3

MAIN RISKS (continued)

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities of eligible companies and domestic banks. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its primary investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

The fund may write (sell) covered call option contracts to hedge the fund's portfolio and increase returns. There is the risk that such transactions will reduce returns or increase volatility.

The fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

What the fund is — and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program.

Shareholders could lose money in the fund, but shareholders also have the potential to make money.

4

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of each of the fund's share classes to those of the S&P 500®, a broad measure of stock performance. Performance for the fund's Service shares, which commenced operations on December 31, 2000, is based on the performance of the fund's Initial shares prior to that date. The historical performance of the fund's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Best Quarter:	Q4 '98	+23.87%
Worst Quarter:	Q3 '02	-18.60%

Average annual total returns as of 12/31/05

	1 Year	5 Years	10 Years

Initial shares	3.62%	-5.27%	5.93%
Service shares	3.35%	-5.52%	5.79%
S&P 500	4.91%	0.54%	9.07%

Additional costs

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund's performance. Policyowners should consult the prospectus for their contract or policy for more information.

The Fund 5

EXPENSES

Investors using this fund to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the fund, which are described in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is included in the fund's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.

Fee table
	Initial	Service
	shares	shares

Annual fund operating expenses
% of average daily net assets
Management fees	0.75%	0.75%
Shareholder services fee	0.00%	none
Rule 12b-1 fee	none	0.25%
Other expenses	0.06%	0.06%

Total	0.81%	1.06%

Expense example
	1 Year	3 Years	5 Years	10 Years

Initial shares	$83	$259	$450	$1,002

Service shares	$108	$337	$585	$1,294

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. This example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the example would be higher. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund and assisting in all aspects of the fund's operations.

Shareholder services fee: a fee of up to 0.25% may be used to reimburse the fund's distributor for providing account service and maintenance for holders of Initial shares.

Rule 12b-1 fee: the fee paid to the fund's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of fund assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

6

MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $172 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the fund's average daily net assets. A discussion regarding the basis for the board's approving the fund's management agreement with Dreyfus is available in the fund's annual report for the fiscal year ended December 31, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $4.7 trillion in assets under management, administration or custody, including $781 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

John R. O'Toole and Jocelin A. Reed are the fund's co-primary portfolio managers. Mr. O'Toole has been a primary portfolio manager of the fund since December 2005. He has been employed by Dreyfus as a portfolio manager since October 1994. He also is a senior vice president and senior portfolio manager for Mellon Equity Associates, LLP (Mellon Equity), an affiliate of Dreyfus, and has been employed by Mellon Bank, N.A. since 1979.

Ms. Reed has been a primary portfolio manager of the fund since December 2005. She has been employed by Dreyfus as a portfolio manager since November 1997. She also is a senior vice president and senior portfolio manager for Mellon Equity and has been employed by Mellon Equity since 1996.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of fund shares.

The Fund 7

MANAGEMENT (continued)

Distributor

The fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any 12b-1 fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates and participating insurance companies, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. Certain information reflects financial results for a single fund share. "Total return" shows how much an investment in the fund would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the tables, would reduce the investment returns that are shown.

		Year Ended December 31,
Initial shares	2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period	25.17	23.79	18.90	26.67	34.47
Investment operations: Investment income — net [1]	.03	.09	.02	.05	.02
Net realized and unrealized
gain (loss) on investments	.88	1.39	4.89	(7.77)	(7.80)
Total from investment operations	.91	1.48	4.91	(7.72)	(7.78)

Distributions: Dividends from investment
income — net	—	(.10)	(.02)	(.05)	(.02)
Net asset value, end of period	26.08	25.17	23.79	18.90	26.67
Total Return (%)	3.62	6.21	26.00	(28.94)	(22.57)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	.82	.84	.80	.78

Ratio of net expenses to average net assets	.81	.82	.84	.80	.78

Ratio of net investment income to average net assets	.10	.38	.12	.20	.06

Portfolio turnover rate	94.99	55.54	63.17	90.07	110.82

Net assets, end of period ($ x 1,000)	418,916	488,994	521,262	456,014	779,063

1 Based on average shares outstanding at each month end.

The Fund 9

FINANCIAL HIGHLIGHTS (continued)
		Year Ended December 31,
Service shares	2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period	25.06	23.69	18.84	26.59	34.47

Investment operations: Investment income (loss) — net [1]	(.04)	.04	(.03)	(.00) [2]	(.06)

Net realized and unrealized gain (loss) on investments	.88	1.37	4.88	(7.75)	(7.82)
Total from investment operations	.84	1.41	4.85	(7.75)	(7.88)
Distributions: Dividends from investment income — net	—	(.04)	(.00) [2]	(.00) [2]	(.00) [2]
Net asset value, end of period	25.90	25.06	23.69	18.84	26.59
Total Return (%)	3.35	5.94	25.75	(29.14)	(22.85)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06	1.06	1.09	1.03	1.09
Ratio of net expenses to average net assets	1.06	1.06	1.09	1.03	1.09

Ratio of net investment income (loss) to average net assets	(.15)	.17	(.14)	(.01)	(.20)
Portfolio turnover rate	94.99	55.54	63.17	90.07	110.82

Net assets, end of period ($ x 1,000)	12,311	13,492	12,202	8,115	8,275

[1] Based on average shares outstanding at each month end. [2] Amount represents less than $.01 per share.

10

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Fund shares may be purchased or sold(redeemed) by separate accounts of participating insurance companies. Policyowners should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling fund shares.

The price for fund shares is the net asset value (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (NYSE)(usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the fund in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900118474/The Dreyfus Socially Responsible Growth Fund, Inc./share class), for purchase of fund shares. The wire must include the fund account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The fund's investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with the procedures approved by the fund's board. Fair value of investments may be determined by the fund's board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors have no access to the fund.

Investments in foreign and small-capitalization equity securities and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund's shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term policyowners of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term policyowners. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term policyowners, but there is no assurance that such valuation policies will prevent dilution of the fund's NAV by short-term policyowners. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbi-trage trading, particularly in regard to omnibus accounts. Please see below for further information about the fund's frequent trading policy.

Account Information 11

ACCOUNT POLICIES (continued)

The fund is designed for long-term investors.Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund's board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)
  refuse any purchase or exchange request, including those from any participating insurance company, individual or group who, in Dreyfus' view, is likely to engage in frequent trading

Transactions in fund shares are processed by the participating insurance companies using omnibus accounts that aggregate the trades of multiple poli-cyowners. Dreyfus' ability to monitor the trading activity of these policyowners is limited because their individual transactions in fund shares are not disclosed to the fund.Accordingly, Dreyfus relies to a significant degree on the participating insurance company to detect and deter frequent trading.The agreement with the participating insurance company includes obligations to comply with all applicable federal and state laws.All participating insurance companies have been sent written reminders of their obligations under the agreements, specifically highlighting rules relating to trading fund shares. Further, all participating insurance companies have been requested in writing to notify Dreyfus immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Dreyfus supplements the surveillance processes in place at participating insurance companies by monitoring total purchases and redemptions of fund shares on a periodic basis. If Dreyfus identifies patterns that may be indicative of frequent trading of large amounts, Dreyfus contacts the participating insurance company for assistance in disaggregating selected omnibus trades into their component parts. When this process identifies multiple roundtrips (i.e., an investment that is substantially liquidated within 60 days), Dreyfus instructs the participating insurance company to temporarily or permanently bar such policyowner's future purchases of fund shares if Dreyfus concludes the policyowner is likely to engage in frequent trading. Dreyfus also may instruct the participating insurance company to apply these restrictions across all accounts under common ownership, control or perceived affiliation. In all instances, Dreyfus seeks to make these determinations to the best of its abilities in a manner that it believes is consistent with shareholder interests.

12

In addition to applying restrictions on future purchases or exchanges, Dreyfus or the participating insurance company may cancel or reverse the purchase or exchange on the business day following the transaction if the participating insurance company's surveillance system identifies the account as one that is likely to engage in frequent trading. Dreyfus may also instruct the participating insurance company to cancel or reverse the purchase or exchange on the following business day if the trade represents a significant amount of the fund's assets and Dreyfus has concluded that the account is likely to engage in frequent trading.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV.As a result, certain policyowners may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other policyowners. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded small-capitalization equity securities, certain policyowners may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other policyowners.

Although the fund's frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Account Information 13

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and distributes capital gains annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the participating insurance company instructs otherwise.

Since the fund's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to policyowners. For this information, pol-icyowners should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

EXCHANGE PRIVILEGE

Policyowners may exchange shares of a class for shares of other portfolios or funds offered by theVA contracts or VLI policies through the insurance company separate accounts subject to the terms and conditions set forth in the prospectuses of such VA contracts or VLI policies. Policyowners should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the fund. From time to time, a shareholder may own a substantial number of fund shares. The sale of a large number of shares could hurt the fund's NAV.

14

NOTES

NOTES

NOTES

For More Information

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance,lists portfolio holdings and contains a letter from the fund's portfolio managers discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.The fund's most recent annual and semian-nual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings.The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

To obtain information:

By telephone
Call 1-800-554-4611 or 516-338-3300
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:
http://www.sec.gov
You can also obtain copies, after paying a duplicating fee,
by visiting the SEC's Public Reference Room in Washington, DC
(for information, call 1-202-551-8090) or by E-mail request to
publicinfo@sec.gov, or by writing to the SEC's Public Reference
Section, Washington, DC 20549-0102.

SEC file number: 811-7044

© 2006 Dreyfus Service Corporation 0111P0506

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (STATEMENT OF ADDITIONAL INFORMATION) PART B MAY 1, 2006 (FOR INITIAL SHARES AND SERVICE SHARES)

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of The Dreyfus Socially Responsible Growth Fund, Inc. (the "Fund"), dated May 1, 2006, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York, 11556-0144, or call 1-800-554-4611 or 516-338-3300.

Fund shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies ("Participating Insurance Companies") to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and together with VA contracts, the "Policies"). Individuals may not purchase Fund shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies.

The Fund currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policy holders (collectively, "Policyowners") should consult the applicable prospectus of the separate account of the Participating Insurance Company to determine which class of Fund shares may be purchased by the separate account.

The most recent Annual Report and Semi-Annual Report to Shareholders for the Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

DESCRIPTION OF THE FUND

The Fund is a Maryland corporation that was formed on July 20, 1992 and commenced operations on October 7, 1993. The Fund is an open-end management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of the Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the Fund's investment adviser.

Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Fund's Prospectus.

Common and Preferred Stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decrease in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. The Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

During a period when it becomes desirable to move the Fund toward a defensive position because of adverse trends in the financial markets or the economy, the Fund may invest some or all of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate bonds, high grade commercial paper, repurchase agreements, time deposits, bank certificates of deposit, bankers' acceptances and other short-term bank obligations issued in this country as well as those issued in dollar denominations by the foreign branches of U.S. banks, and cash or cash equivalents, without limit as to amount, as long as such investments are made in securities of eligible companies and domestic banks. The Fund also may purchase these types of securities when it has cash reserves or in anticipation of taking a market position.

U.S. Government Securities. U.S. Government securities include a variety of U.S. Treasury Securities, which differ in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater then ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. The Fund will invest in such securities only when the Fund is satisfied that the credit risk with respect to the issuer is minimal.

     Investment Companies. The Fund may invest in securities issued by registered and unregistered investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

Foreign Securities. The Fund may invest in foreign securities. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

Because evidences of ownership of such securities usually are held outside the United States, by investing in such securities the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Foreign securities held by the Fund may trade on days when the Fund does not calculate its net assets value and thus may affect the Fund's net asset value.

Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

Depositary Receipts. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Illiquid Securities. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

     Initial Public Offerings. The Fund may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. apply to the distribution of IPOs. Corporations offering IPOs generally have a limited operating history and may involve greater risk. The prices of securities issued in IPOs can be very volatile rising and falling rapidly based, among other reasons, solely on investor perceptions rather than corporate and market development.

Repurchase Agreements. Repurchase agreements involve the acquisition by the Fund of an underlying debt instrument subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at a fixed price, usually not more than one week after its purchase. The Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and the Fund will require that additional securities be deposited with its custodian if the value of the securities purchased should decrease below resale price. The Manager will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

Investment Techniques

The following information supplements and should be read in conjunction with the Fund's Prospectus.

Writing and Purchasing Options. To earn additional income on its portfolio, the Fund, to a limited extent, may write covered call options on securities owned by the Fund ("covered options" or "options") and purchase call options in order to close option transactions, as described below.

A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. When a covered option is written by the Fund, the Fund will make arrangements with the Fund's Custodian, to segregate the underlying securities until the option either is exercised, expires or the Fund closes out the option as described below. A covered option sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. To limit this exposure, the value of the portfolio securities underlying covered call options written by the Fund will be limited to an amount not in excess of 20% of the value of the Fund's net assets at the time such options are written.

The Fund will purchase call options only to close out open positions. To close out a position, the Fund may make a "closing purchase transaction," which involves purchasing a call option on the same security with the same exercise price and expiration date as the option which it has previously written on a particular security. The Fund will realize a profit (or loss) from a closing purchase transaction if the amount paid to purchase a call option is less (or more) than the amount received from the sale thereof.

Borrowing Money. The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow an amount up to 33 1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

Other Investment Considerations and Risks

The following information supplements and should be read in conjunction with the Fund's Prospectus.

The Fund's objectives and special considerations (social screens), as described in the Fund's Prospectus, cannot be changed without approval by the holders of a majority, as defined in the 1940 Act, of the Fund's outstanding voting shares. The Fund's Board may adopt additional criteria or restrictions governing the Fund's investments if the Board determines that the new criteria or restrictions are consistent with the Fund's objective of investing in a socially responsible manner, but the Board may not change the four existing special considerations described in the Prospectus without shareholder approval.

The Board will review new portfolio acquisitions in light of the Fund's special concerns at their next regular meeting. While the Board will disqualify a company evidencing a pattern of conduct that is inconsistent with the Fund's special standards, the Board need not disqualify a company on the basis of incidents that, in the Board's judgment, do not reflect the company's policies and overall current level of performance in the areas of special concern to the Fund. The performance of companies in the areas of special concern are reviewed regularly to determine their continued eligibility.

The Board of the Fund may, to a limited extent, authorize the purchase of securities of foreign companies which have not been declared eligible for investment ("ineligible securities") in order to facilitate the purchase of securities of other foreign companies which are contributing or will contribute to the enhancement of the quality of life in America and which have been declared eligible for investment ("eligible securities"). Certain countries have limited, either permanently or temporarily, the ability of foreigners to purchase shares of their domestic companies, shares which are already owned outside the country or shares which may be obtained through the sale of shares of other companies located in the same country which are owned outside that country. Accordingly, the Fund may purchase ineligible securities so that these securities may be sold or redeemed in the country of origin, and the proceeds thus received used for the purchase of eligible securities.

Otherwise ineligible securities purchased for this limited purpose would be held in the Fund's portfolio for a maximum of 60 days in order to enable the Fund to have sufficient time to provide for the transportation of the securities and their sale or redemption. Most transactions of this type, however, are expected to be completed in a much shorter period. Furthermore, such investments are limited, as a fundamental policy, in the aggregate, to a maximum of 2% of the net assets of the Fund at the time of investment. Engaging in these transactions will result in additional expense to the Fund in the form of brokerage commissions incurred in the purchase and sale of the ineligible security. Finally, the Board would authorize investments in ineligible securities only for the purpose of facilitating the purchase of securities of a specific eligible company.

     State Insurance Regulation. The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by Participating Insurance Companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning concentration of investments and certain investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in such techniques and to manage its portfolio with the flexibility provided herein. It is the Fund's intention to operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Fund is offered.

Investment Restrictions

The Fund has adopted investment restrictions numbered 1 through 4 and 6 through 16 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority, as defined in the 1940 Act, of the Fund's outstanding voting shares. Investment restrictions numbered 5, 17 and 18 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Fund's policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the common stocks of companies that, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America is a non-fundamental policy of the Fund, which may be changed without shareholder approval. However, the Fund will provide shareholders with at least 60 days' notice of any change in its policy to so invest 80% of its net assets.

     1. The Fund's special considerations described in the Fund's Prospectus will not be changed without stockholder approval. The Board may from time to time without stockholder approval adopt additional criteria or restrictions governing the Fund's investments if the Board determines that the new criteria or restrictions are consistent with the Fund's objective of investing in a socially responsible manner. Any such new criteria or restrictions would not be fundamental policies of the Fund and could be subsequently terminated or changed by the Board at any time without stockholder approval.

     2. The Fund may not purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in securities of such issuer (except securities of the United States Government or any instrumentality thereof).

     3. The Fund may not purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

     4. The Fund may not purchase securities of any company having less than three years' continuous operating history (including that of any predecessors), if such purchase would cause the value of the Fund's investments in all such securities to exceed 5% of the value of its net assets. See also Investment Restriction No. 10.

     5. The Fund may not purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     6. The Fund may not purchase or retain the securities of any issuer if officers or Board members of the Fund or of its investment adviser, who own beneficially more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer.

     7. The Fund may not purchase, hold or deal in commodities or commodity contracts, in oil, gas, or other mineral exploration or development programs, or in real estate but this shall not prohibit the Fund from investing, consistent with Investment Restriction 18 below, in securities of companies engaged in oil, gas or mineral investments or activities. This limitation shall not prevent the Fund from investing in securities issued by a real estate investment trust, provided that such trust is not permitted to invest in real estate or in interests other than mortgages or other security interests.

     8. The Fund may not borrow money, except to the extent permitted under the 1940 Act.

     9. The Fund may not lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the SEC. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Board.

     10. The Fund may not act as an underwriter of securities of other issuers.

     11. The Fund may not purchase from or sell to any of its officers or Board members, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.

     12. The Fund may not invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

     13. The Fund may not purchase securities on margin, but the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

     14. The Fund may not sell any security short or engage in the purchase and sale of put, call, straddle, or spread options or combinations thereof, or in writing such options, except that the Fund may write and sell covered call option contracts on securities owned by the Fund up to, but not in excess of, 20% of the market value of its net assets at the time such option contracts are written. The Fund may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written. In connection with the writing of covered call options, the Fund may pledge assets to an extent not greater than 20% of the market value of its total net assets at the time such options are written.

     15. The Fund may not concentrate its investments in any particular industry or industries, except that the Fund may invest up to 25% of the value of its total assets in a single industry.

     16. The Fund may not purchase warrants in excess of 2% of the value of its net assets. Such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Fund in units or attached to securities shall be deemed to be without value, for purposes of this restriction only.

     17. The Fund may not pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     18. The Fund may not enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

In addition, the Fund has adopted the following policies as non-fundamental policies. The Fund intends (i) to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) to comply in all material respects with insurance laws and regulations applicable to investments of separate accounts of Participating Insurance Companies. As non-fundamental policies, these policies may be changed by vote of a majority of the Fund's Board at any time.

The Fund and the Manager have received an exemptive order from the SEC which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of the limitations imposed by the 1940 Act.

MANAGEMENT OF THE FUND

The Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
Mellon Bank, N.A	Custodian

Board Members of the Fund1*

Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

[1] None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.
* Effective March 12, 2006 Arthur A. Hartman became an Emeritus Board member, as a result no information is being provided in this section.

Name (Age)	Principal Occupation
Position With Fund (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (62)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board (1995)		Levcor International, Inc., an apparel fabric processor,
Director
Century Business Services, Inc., a provider of
outsourcing functions for small and medium size
companies, Director
The Newark Group, a provider of a national market of
paper recovery facilities, paperboard mills and
paperboard converting plants, Director
Sunair Services
Corporation, engages in the design, manufacture and
sale of high frequency systems for long-
range voice and data communications, as well as
providing certain outdoor-related services to homes and
businesses, Director

Clifford L. Alexander, Jr. (72)	President of Alexander &	Mutual of America Life Insurance Company,
Board Member (1992)	Associates, Inc., a	Director
management consulting firm
(January 1981 - present)
Chairman of the Board of
Moody's Corporation
(October 2000 – October 2003)

Lucy Wilson Benson (78)	President of Benson and Associates,	The International Executive Services Corps., Director
Board Member (1992)	consultants to business and	Emeritus
	government (1980 to present)	Citizens Network for Foreign Affairs, Vice
Chairperson
Council on Foreign Relations, Member
Lafayette College Board of Trustees,
Trustee Emeritus
Atlantic Council of the U.S., Director

David W. Burke (69)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director
Board Member (2003)		U.S.S. Constitution Museum, Director

Whitney I. Gerard (71)	Partner of Chadbourne & Parke	None
Board Member (2003)	LLP

George L. Perry (72)	Economist and Senior Fellow at	None
Board Member (2003)	Brookings Institution

     Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund's accounting and financial reporting processes and the audits of the Fund's financial statement and (ii) to assist in the Board's oversight of the integrity of the Fund's financial statements, the Fund's compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Fund's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8thv Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Fund also has a standing pricing committee, comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. The audit committee met four times during the fiscal year ended December 31, 2005. The pricing ,nominating and compensation committees had no meetings during the last fiscal year.

     The table below indicates each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2005.

Aggregate Holding of
Funds in the Dreyfus
	The Dreyfus Socially	Family of Funds for
	Responsible Growth	which Responsible as a
Name of Board Member*	Fund, Inc.	Board Member

Joseph S. DiMartino	None	Over $100,000
Clifford L. Alexander, Jr.	None	Over $100,000
Lucy Wilson Benson	None	Over $100,000
David W. Burke	None	Over $100,000
Whitney I. Gerard	None	Over $100,000

Aggregate Holding of
Funds in the Dreyfus
	The Dreyfus Socially	Family of Funds for
	Responsible Growth	which Responsible as a
Name of Board Member*	Fund, Inc.	Board Member

George L. Perry	None	None

__________________
* Effective March 12, 2006 Arthur A. Hartman became an Emeritus Board member. For the period ended December 31, 2005, Mr. Hartman did not own shares of the Fund or shares of any Fund for which he was responsible as a Board member.

As of December 31, 2005, none of the Board members or their immediate family members owned securities of the Manager or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     The Fund pays its Board members its allocated portion of an annual retainer of $60,000 and a fee of $7,500 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and fourteen other funds (comprised of 34 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by the Fund and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2005, were as follows:

		Total Compensation From
	Aggregate Compensation	Fund and Fund Complex Paid
Name of Board Member	From the Fund*	to Board Member (**)

Joseph S. DiMartino	$2,287	$ 833,261 (190)

Clifford L. Alexander, Jr.	$ 1,832	$200,500	(61)
Lucy Wilson Benson	$1,832	$117,500	(40)
David W. Burke	$1,832	$287,500	(84)
Whitney I. Gerard	$ 1,832	$99,500	(38)
Arthur A. Hartman***	$1,832	$99,000	(38)
George L. Perry	$1,832	$99,000	(38)

______________________
* Amount does not include the cost of office space, secretarial and health benefits for the
Chairman and expenses reimbursed to Board members for attending Board meetings, which in the aggregate amounted to $2,100 for all Board members as a group.

** Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Fund, for which the Board member serves.
*** Emeritus Board member as of March 12, 2006.

Officers of the Fund

STEPHEN E. CANTER, President since March 2000. Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary, and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

ERIK D. NAVILOFF, Assistant Treasurer since December 2002. Senior Accounting Manager –Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since December 2002. Senior Accounting Manager - Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firms' Fund Accounting Department from 1997 through October 2001.

     The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

     Board members and officers of the Fund, as a group, owned less than 1% of the Fund's shares of common stock outstanding on April 4, 2006.

The following persons are known by the Fund to own of record 5% or more of the Fund's shares outstanding on April 4, 2006: Initial shares Nationwide Corporation, Portfolio Accounting, P.O. Box 182029, Columbus, OH 43218 – 61.60%; TransAmerica Occidental Life Insurance Company, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001 – 7.40%; Service shares; TransAmerica Occidental Life Insurance Company, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001 – 45.99%; The Manufacturers Life Insurance Co., Corporate Accounting, 500 Boylston Street, Boston, MA 02116 – 20.30%; Farm Bureau Life Insurance Co., 5400 University Avenue, West Des Moines, IA 50266-5950 – 6.43%; Peoples Benefit Life Insurance Co., 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001.

A shareholder that owns, directly or indirectly, 25% or more of the Fund's voting securities may be deemed to be a "control person" (as defined in the 1940 Act) of the Fund.

MANAGEMENT AGREEMENTS

Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

The Manager provides management services pursuant to the Management Agreement (the "Agreement") between the Manager and the Fund which is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

As compensation for the Manager's services to the Fund, under the Agreement the Fund has agreed to pay the Manager a fee payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets. For the fiscal years ended December 31, 2003, 2004 and 2005, the Fund paid the Manager pursuant to the Agreement a fee of $ 3,597,119, $3,788,510 and $3,409,195, respectively.

The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chair of the Board and Chief Executive Officer; Thomas F. Eggers, President, Chief Operating Officer and a director; Jonathan Baum, Vice Chair – Distribution; Stephen R. Byers, Chief Investment Officer, Vice Chair and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a Director; J. David Officer, Vice Chair and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President – Information Systems; Theodore A. Schachar, Vice President-Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Steven G. Elliot, Robert P. Kelly, David F. Lamere and Ronald P. O'Hanley III, directors.

The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager, from time to time, may make payments from its own assets to Participating Insurance Companies in connection with the provision of certain administrative services to the Fund or servicing and/or maintaining shareholder accounts. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. The Manager has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon or its affiliates may possess with respect to such issuers.

The Fund, the Manager and the Distributor each have adopted a code of ethics that permits its personnel, subject to the respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Manager's Code of Ethics (the "Code of Ethics") subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, the Manager's portfolio managers and other investment personnel must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the Code of Ethics' preclearance and disclosure procedures and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Portfolio Management. The Manager manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are John R. O'Toole and Jocelin A. Reed. Each portfolio manager is an employee of Dreyfus and Mellon Equity Associates LLP ("MEA"). The Manager maintains research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

     Portfolio Manager Compensation. The portfolio managers' cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on MEA's performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio managers' contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

     All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.

     Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.

     Additional Information About Portfolio Managers. The following table lists the number and types of other accounts advised by each primary portfolio manager and assets under management in those accounts as of the end of the Fund's fiscal year:

	Registered
	Investment
Portfolio	Company		Pooled	Assets	Other	Assets
Manager	Accounts	Assets	Accounts	Managed	Accounts	Managed
		Managed
John O'Toole	6	$1.7 billion	3	$94.4 million	21*	$479.7 million
Jocelin Reed	6	$1.2 billion	5	$331.6 million	25	$1.3 billion

________________ * Advisory fees for four of these accounts, which have total assets of approximately $47 million, are based on the performance of the respective account.

The dollar range of Fund shares beneficially owned by the primary portfolio manager are as follows as of the end of the Fund's fiscal year:

Dollar Range of Shares
Portfolio Manager	Beneficially Owned of the Fund
JohnHilton O'Toole	NONE
JocelinTuttle Reed	NONE

Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts").

Potential conflicts of interest may arise because of Dreyfus' management of the Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus' overall allocation of securities in that offering, or to increase Dreyfus' ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolios managers have a materially larger investment in Other Accounts than their investment in the Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio manager may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of the Manager and an affiliated entity and such portfolio managers also manage Other Accounts.

Dreyfus' goal is to provide high quality investment services to all of its clients, while meeting Dreyfus' fiduciary obligation to treat all clients fairly. Policies and procedures have been implemented, including brokerage and trade allocation policies and procedures, that Dreyfus believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, or any affiliate of the Manager, SEC fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), cost of shareholders' reports and meetings, costs of preparing, printing and distributing prospectuses and statements of additional information, and any extraordinary expenses. In addition, the Fund's Initial shares are subject to an annual shareholder services fee (See "Shareholder Services Plan (Initial Shares Only)") and the Fund's Service shares are subject to an annual distribution fee (See "Distribution Plan (Service Shares Only)").

The Manager has agreed that if, in any fiscal year, the aggregate expenses of the Fund, exclusive of taxes, brokerage fees, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the fees to be paid to the Manager, or the Manager will bear, the excess expense. Such deduction or payment, if any, will be estimated daily, reconciled and effected or paid, as the case may be, on a monthly basis and will be limited to the amount of fees otherwise payable to the Manager under the Agreement.

The Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually.

     The Manager or the Distributor may provide cash payments out of its own resources to Participating Insurance Companies and other financial intermediaries that sell shares of the Fund or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the Fund. These additional payments may be made to Participating Insurance Companies and other financial intermediaries, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Participating Insurance Companies. Cash compensation also may be paid to Participating Insurance Companies for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for the Participating Insurance Company to recommend or sell shares of the Fund to you. Please contact your Participating Insurance Company for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

     From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Participating Insurance Companies in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

Mellon Bank, N.A., an affiliate of the Manager, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's custodian. Under a custody agreement with the Fund, Mellon Bank, N.A. holds the Fund's securities and keeps all necessary accounts and records. For its custody services, Mellon Bank, N.A. receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

The Fund offers two classes of shares -- Initial shares and Service shares. The classes are identical, except as to the expenses borne by each class which may affect performance. See "Shareholder Services Plan (Initial Shares Only)" and "Distribution Plan (Services Shares Only)." Fund shares currently are offered only to separate accounts of Participating Insurance Companies.Individuals may not place purchase orders directly with the Fund.

     As discussed under "Management Arrangements – Distributor," Participating Insurance Companies and other financial intermediaries may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Participating Insurance Company to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Please contact your Participating Insurance Company for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

     Separate accounts of the Participating Insurance Companies place orders based on, among other things, the amount of premium payments to be invested pursuant to the Policies. See the prospectus of the separate account of the applicable Participating Insurance Company for more information on the purchase of Fund shares and with respect to the availability for investment in separate classes of the Fund. The Fund does not issue share certificates.

Purchase orders from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the Fund's net asset value determined on such business day if the orders are received by the Fund in proper form and in accordance with applicable requirements on the next business day and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders are received by the Fund on the next business day in accordance with applicable requirements. It is each Participating Insurance Company's responsibility to properly transmit purchase orders and Federal Funds in accordance with applicable requirements. Policyowners should refer to the prospectus for their contracts or policies in this regard.

Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day that the New York Stock Exchange is open for business. For purposes of determining net asset value per share, certain options may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class of shares is computed by dividing the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board. For further information regarding the method employed in valuing Fund investments, see "Determination of Net Asset Value."

SHAREHOLDER SERVICES PLAN (INITIAL SHARES ONLY)

The Fund has adopted a Shareholder Services Plan for its Initial shares pursuant to which the Fund reimburses the Distributor, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25% of the value of the Fund's average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts.

A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

     For the fiscal year ended December 31, 2005, the Fund's Initial Shares reimbursed the Distributor $13,410 pursuant to the Shareholder Services Plan.

DISTRIBUTION PLAN (SERVICE SHARES ONLY)

Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Distribution Plan") with respect to the Fund's Service shares pursuant to which the Fund pays the Distributor at an annual rate of 0.25% of the value of the average daily net assets of the Fund's Service shares for distributing Service shares for advertising and marketing related to Service shares and for servicing and/or maintaining accounts of Service class shareholders. Under the Distribution Plan, the Distributor may make payments to Participating Insurance Companies and the principal underwriters for their variable insurance products in respect of these services. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that the Fund's Distribution Plan will benefit the Fund and the holders of its Service shares.

A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. The Distribution Plan provides that it may not be amended to increase materially the costs which holders of Service shares may bear without the approval of the holders of Service shares and that other material amendments of the Distribution Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of Service shares.

For the fiscal year ended December 31, 2005, the Fund paid the Distributor $32,412 with respect to the Service Shares pursuant to the Distribution Plan.

HOW TO REDEEM SHARES

Fund shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place redemption orders directly with the Fund.

     Redemption requests received by the Participating Insurance Company from separate accounts on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the Fund's net asset value determined on such business day if the requests are received by the Fund in proper form and in accordance with applicable requirements on the next business day. It is each Participating Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy holders should consult their Participating Insurance Company prospectus in this regard. The value of the shares redeemed may be more or less than their original cost, depending on the Fund's then-current net asset value. No charges are imposed by the Fund when shares are redeemed.

The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of the Policyowners.

Redemption Commitment. The Fund has committed itself to pay in cash for all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC and is a fundamental policy, which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities (which may include non-marketable securities) or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the portfolio of the Fund. If the recipient sold such securities, brokerage charges would be incurred.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

EXCHANGE PRIVILEGE

     Investors can exchange shares of a class for shares of the same class of any other fund or portfolio managed by the Manager that is offered only to separate accounts established by Participating Insurance Companies to fund Policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges set forth in the applicable Participating Insurance Company prospectus. Policy holders should refer to the applicable Participating Insurance Company prospectus for more information on exchanging Fund shares. The Fund reserves the right to modify or discontinue its exchange program at any time upon 60 days' notice to the Participating Insurance Company.

DETERMINATION OF NET ASSET VALUE

Valuation of Portfolio Securities. The Fund's investments are valued on the basis of market quotation or official closing prices. Portfolio securities, including warrants and covered call options written by the Fund, are valued at the last sales price on the securities exchange or national securities market on which the securities primarily are traded. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on that day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by the Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution Plan, and the Shareholder Services Plan are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares. Because of the differences in operating expenses incurred by each Class of shares of the Fund, the per share net asset value of each Class of shares of the Fund will differ.

Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined by the Fund not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the Fund calculates its NAV), are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the Fund's Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on a fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by the Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund's assets on days when Fund investors have no access to the Fund. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which such restricted securities were purchased. This discount will be revised by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Fund's Board.

New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management believes that the Fund has qualified for treatment as a "regulated investment company" under the Code for the fiscal year ended December 31, 2005. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company the Fund pays no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders, and meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury Regulations in order for the account to serve as the basis for VA contracts or VLI policies. The Fund intends to comply with applicable requirements so that the Fund's investments are "adequately diversified" for this purpose. Section 817(h) and the U.S. Treasury Regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the diversification requirements. If a Fund satisfies certain conditions, a segregated asset account owning shares of the Fund will be treated as owning multiple investments consisting of the account's proportionate share of each of the assets of the Fund. The Fund intends to satisfy these conditions so that the shares of the Fund owned by a segregated asset account of a Participating Insurance Company will be treated as multiple investments. If, however, the Fund is not "adequately diversified" within the meaning of Section 817(h) of the Code, the VA contracts and VLI policies supported by the Fund would not be treated as annuity or life insurance contracts, as the case may be, for any period (or subsequent period) during which the Fund is not "adequately diversified".

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, all or a portion of the gain or loss realized for the disposition of foreign currency, non-U.S. dollar denominated debt instruments, and certain financial futures and options, may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

Under Section 1256 of the Code, gain or loss realized by the Fund from certain financial futures and options transactions will be treated as 60% long term capital gain or loss and 40% short term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such options as well as from closing transactions. In addition, any such options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

Offsetting positions held by the Fund involving financial futures and options may constitute "straddles." "Straddles" are defined to include "offsetting positions" in personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256. As such, all or a portion of any short or long-term capital gain from certain "straddle" transactions may be recharacterized as ordinary income.

If the Fund were treated as entering into "straddles" by reason of its engaging in certain financial forward, futures or options contracts, such "straddles" could be characterized as "mixed straddles" if at least one (but not all) of the positions comprising such straddles are "Section 1256 contracts." A "Section 1256 contract" is defined to include any regulated futures contract, foreign currency contract, non-equity option, and dealer equity option. Section 1256(d) of the Code permits the Fund to elect not to have Section 1256 apply with respect to "mixed straddles." If no such election is made, to the extent the "straddle" rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the "straddle" and the conversion transaction rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gain may be recharacterized as short-term capital gain or ordinary income.

Constructive sale provisions generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and enters into a short sale, futures or forward contract, or offsetting notional principal contract or other transaction described in Treasury regulations to be issued in the future (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

Investment by the Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

For more information concerning federal income tax consequences, Policy owners should refer to the prospectus for their contracts or policies.

PORTFOLIO TRANSACTIONS

      General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. Funds managed by dual employees of the Manager and an affiliated entity, and funds that employ a sub-investment adviser, execute portfolio transactions through the trading desk of the affiliated entity or sub-investment adviser, as applicable (the "Trading Desk"). Those funds use the research facilities, and are subject to the internal policies and procedures, of the applicable affiliated entity or sub-investment adviser.

     The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

      Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers. Under the Trading Desk's procedures, portfolio managers and their corresponding Trading Desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts and other relevant factors).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing a fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     Funds and accounts managed by the Manager, an affiliated entity or a sub-investment adviser may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

      For its portfolio securities transactions for the fiscal years ended December 31, 2003, 2004 and 2005, the Fund paid total brokerage commissions of $ 899,660, $915,622 and $1,074,557, respectively, none of which was paid to the Distributor. For the fiscal years ended December 31, 2003, 2004 and 2005, concessions on principal transactions totaled $219,043, $173,743 and $0, respectively.

      The Fund contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of the Manager . The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair. During the fiscal year ended December 31, 2005, the Fund paid no brokerage commissions to affiliates of the Manager.

     IPO Allocations. Certain funds advised by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may participate in IPOs. In deciding whether to purchase an IPO, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and targets funds and accounts with investment objectives and strategies consistent with such a purchase. Generally, as more IPOs are for small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus. Within each product group and capitalization category, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), when consistent with client guidelines, generally will allocate shares of an IPO on a pro rata basis. In the case of "hot" IPOs, where the Manager (and if applicable, a sub-adviser or Dreyfus affiliate) only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably across participating product groups. "Hot" IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed. The distribution of the partial allocation across product groups will be based on the percentage of total assets under management of the product to the total assets under management of all product groups participating. Within each product, shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation determined by each product group based on trading, custody, and other associated costs. International hot IPOs may not be allocated on a pro rata basis due to transaction costs, market liquidity and other factors unique to international markets.

     Soft Dollars. The term "soft dollars" is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser. Section 28(e) of the Securities Exchange Act of 1934 provides a "safe harbor" that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

Subject to the policy of seeking best execution, Dreyfus-managed funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e) . Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity or sub-investment adviser in its investment decision-making responsibilities, as contemplated under Section 28(e). Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

     The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies. The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement). Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a "mixed use"). If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Trading Desk in hard dollars.

The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided. The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

     There may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client. The affiliated entity or sub-investment adviser may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit. Further, research services and products may be useful to the affiliated entity or sub-investment adviser in providing investment advice to any of the funds or clients it advises. Likewise, information made available to the affiliated entity or sub-investment adviser from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client. Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity or sub-investment adviser and fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the normal independent research activities of the affiliated entity or sub-investment adviser, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

The aggregate amount of transactions during the fiscal year ended December 31, 2005 in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

Commissions and
Transaction Amount	Concessions

$193,065,266	$235,292

Regular Broker-Dealers. The Fund may acquire securities issued by one or more of its "regular broker or dealers", as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's transactions or (iii) sold the largest dollar amount of the Fund's securities. For the fiscal year ended December 31, 2005, the issuer of the securities acquired by the Fund and the aggregate value of such securities were as follows:

Name of Regular Broker Dealer	Aggregate Value of Securities Acquired

J.P. Morgan Chase & Co.	$6,902,000

Disclosure of Portfolio Holdings. It is the policy of the Fund to protect the confidentiality of its portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis at http://www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

     If portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. The Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     The Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Fund's custodian, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of the Fund's portfolio holdings may be authorized only by the Fund's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund's Board.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF THE DREYFUS FAMILY OF FUNDS

     The Board of each fund in the Dreyfus Family of Funds has delegated to the Manager the authority to vote proxies of companies held in the fund's portfolio. The Manager, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

     The Manager recognizes thatan investment adviser is a fiduc iary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

     The Manager seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the Manager's policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

     Information regarding how the Manager voted proxies for the Fund is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov on the Fund's Form N-PX filed with the SEC.

INFORMATION ABOUT THE FUND

The Fund's shares are classified into two classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of stock have equal rights as to redemption, dividends, and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

The Fund currently permits investors to invest in only one portfolio of securities. The Fund expects that it may in the future, create one or more additional portfolios of securities, each with a different investment objective.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for the purpose of removing a Board member from office and the holders of at least 25% of such shares may require the Fund to hold a special meeting of shareholders for any other purpose. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members holding office at the time were elected by shareholders.

The Fund sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Fulbright & Jaworski L.L.P., 666 Fifth Avenue, New York, New York 10103, as counsel for the Fund, has rendered its opinion as to certain legal matters in connection with the shares of capital stock being sold pursuant to the Fund's Prospectus to which this Statement of Additional Information relates.

Ernst & Young, LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, have been selected to serve as independent auditors of the Fund.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. PART C. OTHER INFORMATION ________________________________
Item 23.	Exhibits

(a)(1)	Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit
(1) of the Registration Statement on Form N-1A, filed on July 21, 1992, and Exhibit (1) of Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 7, 1992.
(a)(2)	Articles of Amendment are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment
No. 11 to the Registration Statement on Form N-1A, filed on October 31, 2000.
(a)(3)	Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment
No. 11 to the Registration Statement on Form N-1A, filed on October 31, 2000.
(b)	Registrant's Amended and Restated By-Laws.
(d)	Management Agreement is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2
to the Registration Statement on Form N-1A, filed on March 1, 1995.
(e)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 11 to
the Registration Statement on Form N-1A, filed on October 31, 2000.
(g)	Custody Agreement is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 15 to the
Registration Statement on Form N-1A, filed on April 11, 2002.
(h)	Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h) of Post-Effective
Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 31, 2000.
(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 7, 1992.
(j)	Consent of Independent Registered Financial Accounting Firm.
(m)	Form of Rule 12b-1 Distribution Plan and Distribution Plan Agreements are incorporated by reference to
Exhibit (m) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on
October 31, 2000.
(n)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 11 to the
Registration Statement on Form N-1A, filed on October 31, 2000.
(p)	Code of Ethics adopted by the Registrant is incorporated by reference to Exhibit (p) of Post-Effective
Amendment No. 16 to the Registration Statement on Form N-1A, filed on April 25, 2005.

Other Exhibits

(b)	Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (b) of Post
Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on
February 17, 2006.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to
Item 27 of Part C of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on
February 24, 1993.

Reference is also made to the Distribution Agreement attached as Exhibit (e) of Post-Effective Amendment
No. 11 to the Registration Statement on Form N-1A, filed on October 31, 2000.

Item 26.	Business and Other Connections of Investment Adviser.

(a) Manager - The Dreyfus Corporation

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-
investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	Scudder Investments	Chief Operating Officer	7/02 – 1/05
Vice Chair – Distribution	345 Park Avenue
New York, New York 10154

	Scudder Distributors, Inc.	President	7/02 – 1/05
	345 Park Avenue	Chief Executive Officer	7/02 – 1/05
New York, New York 10154

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director, Vice Chair and		Managers
Chief Investment Officer

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 - Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - 7/05
	Inc. ++	Director	2/02 - 7/05

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Chair of the Board and
Chief Executive Officer	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present

	Standish Mellon Asset Management	Board Manager	7/03 - Present
Company, LLC*

	Mellon Growth Advisors, LLC*	Board Member	1/02 – 7/03

	Newton Management Limited	Director	2/99 - Present
London, England

	Mellon Bond Associates, LLP+	Executive Committee	1/99 – 7/03
Member

	Mellon Equity Associates, LLP+	Executive Committee	1/99 - Present
Member

	Franklin Portfolio Associates,	Director	2/99 - Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 - Present

	TBCAM Holdings, LLC*	Director	2/99 - Present

	Mellon Capital Management	Director	1/99 - Present
Corporation***

	Founders Asset Management	Member, Board of	12/97 - Present
	LLC****	Managers

	The Dreyfus Trust Company+++	Director	6/95 - Present
		Chairman	1/99 - Present
		President	1/99 - Present
		Chief Executive Officer	1/99 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - 7/05
Director and Vice Chair	Inc.++
	Boston Safe Advisors, Inc.++	Director	10/01 - 5/05

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 – Present
Vice Chair and Director

Thomas F. Eggers	Dreyfus Service Corporation++	Chairman	4/05 – Present
President, Chief Operating		Chief Executive Officer	4/05 – Present
Officer and Director
	Dreyfus Service Organization++	Director	4/05 – Present

	Founders Asset Management LLC****	Member, Board of	4/05 – Present
Managers

	Lighthouse Growth Advisers LLC++	Member, Board of	4/05 – Present
Managers

	Scudder Investments	President	5/02 – 3/05
	345 Park Avenue	Chief Executive Officer	5/02 – 3/05
New York, NY 10154

	Scudder Distributor	Chairman	5/02-3/05
345 Park Avenue
New York, NY 10154

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Ventures, Inc. +	Director	1/99 – Present

Robert P. Kelley	Mellon Financial Corporation+	Chairman	2/06 – Present
Director		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

C-5

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Mellon Bank, N.A. +	Chairman	2/06 – Present
		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	The Cadillac Fairview	Board Member	3/00 – Present
Corporation Limited
20 Queen Street West
Toronto, Ontario M5H 3R4

	Wachovia Corporation	Chief Financial Officer	11/00 – 2/06
301 South College Street
One Wachovia Center
Charlotte, North Carolina 28288

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Boston Safe Deposit and Trust	Chairman & CEO	1/99 – Present
Company*

	Newton Management Limited	Director	10/98 - Present
London, England

	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Member

	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Global Investing Corp.+	President	1/00 - Present

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Director

	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	Mellon Growth Advisors, LLC*	Board Member	1/02 - 7/03

	TBC General Partner, LLC*	President	7/03 - Present

	Standish Mellon Asset Management	Board Member	7/01 - 7/03
Holdings, LLC
One Financial Center
Boston, MA 02211

C-6

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Standish Mellon Asset Management	Board Member	7/01 – Present
Company, LLC
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Certus Asset Advisors Corp.**	Director	2/97 - 7/03

	Mellon Bond Associates, LLP+	Executive Committee	1/98 - 7/03
Member
		Chairman	1/98 - 7/03

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chair and Director		Director	3/99 - Present

	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - 5/05

C-7

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

	Dreyfus Insurance Agency of	Director	5/98 - 10/04
Massachusetts, Inc.++

	Seven Six Seven Agency, Inc.++	Director	10/98 - 6/05

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Richard W. Sabo	Founders Asset Management	President	12/98 - Present
Director	LLC****	Chief Executive Officer	12/98 - Present

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - 7/05
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - 11/04
		Director	3/96 - 11/04

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	Lighthouse Growth Advisors LLC++	Member, Board of	7/05 - Present
Controller		Managers
		Vice President and	7/05 - Present
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - Present
		Treasurer	7/05 - Present

	MBSC, LLC++	Chief Financial Officer	7/05	- Present
		Manager, Board of	7/05	- Present
Managers

	Dreyfus Service Corporation++	Director	7/05 - Present
		Chief Financial Officer	7/05 - Present
		Senior Vice President -	1/05 - 7/05
Finance
		Vice President - Finance	3/03 - 1/05

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc.++	Chief Compliance	10/04 - 7/05
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 - Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - 5/05
Officer
	Mellon Securities Services+	First Vice President	11/01 - 2/04

Lisa A. Fox	Mellon Bank, N.A. +	Vice President	10/01 - Present
Vice President -
Human Resources

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - Present
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - 7/05
Inc.++
	Dreyfus Service Organization,	Vice President - Tax	10/96 - Present
Inc.++

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

	The Boston Company, Inc.*	Vice President	09/01 - Present

	Dreyfus Service Corporation++	Vice President	11/01 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present

	Founders Asset Management LLC****	Authorized Agent	12/01 - Present
	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present
	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present
	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present
	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024
	Mellon Human Resources & Investor	Vice President	03/04 – Present
Solutions, Inc.+
	Mellon Private Trust Company, N.A.*	Vice President for	08/01 – Present
Facilities
	Mellon Trust of California	Vice President for	08/01 – Present
Facilities
	Mellon Trust of New England, N.A.*	Vice President	09/03 – Present
	Mellon Trust of New York, LLC	Vice President for	08/01 – Present
Facilities
	Mellon Trust of Washington	Vice President for	08/01 – Present
Facilities
	Mellon United National Bank	Vice President	09/01 – Present
Mellon Financial Tower
111 Brickell Avenue
Miami, FL 33131
	Standish Mellon Asset Management	Vice President	10/01 – Present
LLC
One Financial Center
Boston, MA 02210
	Katrena Corporation+	Vice President	08/01 - Present
	Laurel Capital Advisors, LLP*	Vice President	08/01 - Present
	MBC Investments Corporation+	Vice President	08/01 - Present
	MFS Leasing Corp. +	Vice President	08/01 - Present
	MMIP, LLC+	Vice President	08/01 - Present
	Mellon Capital Management	Vice President	08/01 - Present
Corporation***
	Mellon Equity Associates, LLP+	Vice President	08/01 - Present
	Mellon Financial Markets, LLC+	Vice President	08/01 - Present

C-10

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #1+
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #4+
	Mellon Funding Corporation+	Vice President	08/01 - Present
	Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present
	Mellon International Investment	Vice President	08/01 - Present
Corporation+
	Mellon International Leasing Company+	Vice President	08/01 - Present
	Mellon Leasing Corporation+	Vice President	08/01 - Present
	Mellon Overseas Investment	Vice President	08/01 - Present
Corporation+
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - 5/05
Vice President
James Bitetto	The TruePenny Corporation++	Secretary	9/98 - 11/04
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present
	Dreyfus Investment	Assistant Secretary	7/98 - 7/05
Advisors, Inc.++
	Dreyfus Service	Secretary	8/05 - Present
Organization, Inc.++
		Assistant Secretary	7/98 - 8/05
	The Dreyfus Consumer Credit	Vice President and	2/02 - Present
	Corporation++	Director

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Item 27.	Principal Underwriters

(a)	Other investment companies for which Registrant's principal underwriter
(exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds
2.	Dreyfus A Bonds Plus, Inc.
3.	Dreyfus Appreciation Fund, Inc.
4.	Dreyfus Balanced Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Mortgage Securities Fund
7.	Dreyfus BASIC U.S. Government Money Market Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus California Intermediate Municipal Bond Fund
10.	Dreyfus California Tax Exempt Money Market Fund
11.	Dreyfus Cash Management
12.	Dreyfus Cash Management Plus, Inc.
13.	Dreyfus Connecticut Intermediate Municipal Bond Fund
14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
15.	Dreyfus Fixed Income Securities
16.	Dreyfus Florida Intermediate Municipal Bond Fund
17.	Dreyfus Florida Municipal Money Market Fund
18.	Dreyfus Founders Funds, Inc.
19.	The Dreyfus Fund Incorporated
20.	Dreyfus GNMA Fund, Inc.
21.	Dreyfus Government Cash Management Funds
22.	Dreyfus Growth and Income Fund, Inc.
23.	Dreyfus Growth and Value Funds, Inc.
24.	Dreyfus Growth Opportunity Fund, Inc.
25.	Dreyfus Index Funds, Inc.
26.	Dreyfus Institutional Cash Advantage Funds
27.	Dreyfus Institutional Money Market Fund
28.	Dreyfus Institutional Preferred Money Market Funds
29.	Dreyfus Insured Municipal Bond Fund, Inc.
30.	Dreyfus Intermediate Municipal Bond Fund, Inc.
31.	Dreyfus International Funds, Inc.
32.	Dreyfus Investment Grade Funds, Inc.
33.	Dreyfus Investment Portfolios
34.	The Dreyfus/Laurel Funds, Inc.
35.	The Dreyfus/Laurel Funds Trust
36.	The Dreyfus/Laurel Tax-Free Municipal Funds
37.	Dreyfus LifeTime Portfolios, Inc.
38.	Dreyfus Liquid Assets, Inc.
39.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
40.	Dreyfus Massachusetts Municipal Money Market Fund
41.	Dreyfus Midcap Index Fund, Inc.
42.	Dreyfus Money Market Instruments, Inc.
43.	Dreyfus Municipal Bond Fund, Inc.
44.	Dreyfus Municipal Cash Management Plus
45.	Dreyfus Municipal Funds, Inc.
46.	Dreyfus Municipal Money Market Fund, Inc.

P:\Edgar Filings\PART C MASTERS\Part C Masters-HTML\j32-MSW-04-01-05.doc-019/004

C-12

47.	Dreyfus New Jersey Intermediate Municipal Bond Fund
48.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
49.	Dreyfus New York Municipal Cash Management
50.	Dreyfus New York Tax Exempt Bond Fund, Inc.
51.	Dreyfus New York Tax Exempt Intermediate Bond Fund
52.	Dreyfus New York Tax Exempt Money Market Fund
53.	Dreyfus U.S. Treasury Intermediate Term Fund
54.	Dreyfus U.S. Treasury Long Term Fund
55.	Dreyfus 100% U.S. Treasury Money Market Fund
56.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
57.	Dreyfus Pennsylvania Municipal Money Market Fund
58.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.
59.	Dreyfus Premier Equity Funds, Inc.
60.	Dreyfus Premier Fixed Income Funds
61.	Dreyfus Premier International Funds, Inc.
62.	Dreyfus Premier GNMA Fund
63.	Dreyfus Premier Manager Funds I
64.	Dreyfus Premier Manager Funds II
65.	Dreyfus Premier Municipal Bond Fund
66.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67.	Dreyfus Premier New Leaders Fund, Inc.
68.	Dreyfus Premier New York Municipal Bond Fund
69.	Dreyfus Premier Opportunity Funds
70.	Dreyfus Premier State Municipal Bond Fund
71.	Dreyfus Premier Stock Funds
72.	The Dreyfus Premier Third Century Fund, Inc.
73.	The Dreyfus Premier Value Equity Funds
74.	Dreyfus Premier Worldwide Growth Fund, Inc.
75.	Dreyfus Short-Intermediate Government Fund
76.	Dreyfus Short-Intermediate Municipal Bond Fund
77.	The Dreyfus Socially Responsible Growth Fund, Inc.
78.	Dreyfus Stock Index Fund, Inc.
79.	Dreyfus Tax Exempt Cash Management
80.	Dreyfus Treasury Cash Management
81.	Dreyfus Treasury Prime Cash Management
82.	Dreyfus Variable Investment Fund
83.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
84.	General California Municipal Money Market Fund
85.	General Government Securities Money Market Funds, Inc.
86.	General Money Market Fund, Inc.
87.	General Municipal Money Market Funds, Inc.
88.	General New York Municipal Bond Fund, Inc.
89.	General New York Municipal Money Market Fund
90.	Mellon Funds Trust

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant
Thomas F. Eggers *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
William H. Maresca *	Executive Vice President	None
James Neiland*	Executive Vice President	None
Irene Papadoulis **	Executive Vice President and Director	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
Bret Young *	Executive Vice President and Director	None
Gary Pierce *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	Executive Vice President
Sue Ann Cormack **	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Michael Schuermann **	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Lisa A. Fox *	Vice President	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance	Anti-Money Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	Vice President and
Assistant Secretary
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None
Sarrita Cypress *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

Item 28. Location of Accounts and Records

1.	Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services
Not Applicable
Item 30.	Undertakings
None

SIGNATURES _____________

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 13th day of April, 2006.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

BY: /s/STEPHEN E. CANTER*

Stephen E. Canter, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/STEPHEN E. CANTER*	President (Principal Executive	04/13/06

Stephen E. Canter	Officer)

/s/JAMES WINDELS*	Treasurer (Principal Financial	04/13/06

James Windels	and Accounting Officer)

/s/JOSEPH S. DIMARTINO*	Chairman of the Board	04/13/06

Joseph S. DiMartino

/s/CLIFFORD L. ALEXANDER, JR.*	Board Member	04/13/06
Clifford L. Alexander, Jr.

/s/LUCY WILSON BENSON*	Board Member	04/13/06

Lucy Wilson Benson

/s/DAVID W. BURKE*	Board Member	04/13/06
David W. Burke

/s/WHITNEY I. GERARD*	Board Member	04/13/06

Whitney I. Gerard

/s/GEORGE L. PERRY*	Board Member	04/13/06

George L. Perry

*BY: /s/ Jeff Prusnofsky
Jeff Prusnofsky
Attorney-in-Fact

P:\Edgar Filings\Pending\111\485BPOS\J57-111-04-2006.doc

EXHIBIT INDEX
Exhibits
(b)	Registrants Amended and Restated By-Laws.

(j)	Consent of Independent Registered Financial Accounting Firm.